Supplementary Financial Statement Information (Details) - Schedule of computation basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company (in Dollars)	$ 46,776	$ 38,820	$ 32,365
Diluted earnings per share - net income attributable to equity holders of the Company (in Dollars)	$ 45,969	$ 37,457	$ 33,376
Denominator:
Basic earnings per share - weighted average shares outstanding	15,286	15,190	14,740
Effect of dilutive securities	6	151	831
Diluted earnings per share – adjusted weighted average shares outstanding	15,292	15,341	15,571
Basic net earnings per share (in Dollars per share)	$ 3.05	$ 2.56	$ 2.20
Diluted net earnings per share (in Dollars per share)	$ 3.01	$ 2.44	$ 2.14